The Assets and Liabilities of Tata Technologies Limited, Tal Manufacturing Solutions Limited, Company's Certain Assets Related to Defence Business are Classified as "Held for Sale" as They Meet Criteria Laid Out Under IFRS 5 - Summary of Assets and Liabilities Classifed as Held for Sale (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Current assets:
Cash and cash equivalents	₨ 215,598.0	$ 3,117.6	₨ 147,167.5	$ 2,128.1	₨ 139,867.6	₨ 171,536.1
Short-term deposits	105,742.1	1,529.1	193,615.7
Trade receivables	189,961.7	2,746.9	198,933.0
Other financial assets	49,970.7	722.6	58,443.6
Inventories	390,015.9	5,639.7	424,296.2
Other current assets	68,622.2	992.3	76,625.5
Current income tax assets	1,843.7	26.7	2,087.4
Total current assets	1,228,275.2	17,761.3	1,362,648.3
Non-currentassets:
Investments	14,975.1	216.8	7,576.5
Other financial assets	32,166.0	465.1	50,592.8
Property, plant and equipment	762,303.3	11,023.1	850,444.1
Goodwill	7,478.7	108.1	1,164.5	$ 16.8	6,733.2
Intangible assets	580,555.9	8,395.0	685,167.9
Non-current income tax assets	10,245.6	148.2	8,999.0
Deferred income taxes	51,511.1	744.9	41,064.6		₨ 44,221.7
Other non-currentassets	25,528.5	369.1	24,001.1
Total non-current assets	1,758,844.7	25,433.5	1,872,862.6
Total assets	2,987,119.9	43,194.8	3,235,510.9
Current liabilities:
Accounts payable	759,681.7	10,985.2	804,601.6
Short-term borrowings and current portion of long-term debt	351,843.7	5,087.8	277,287.4
Other financial liabilities	103,669.2	1,499.1	119,118.6
Provisions	101,967.5	1,474.5	79,418.5
Other current liabilities	88,640.9	1,281.8	72,050.7
Current income tax liabilities	10,176.4	147.2	15,590.7
Total current liabilities	1,447,750.6	20,935.1	1,427,782.7
Non-currentliabilities:
Long-term debt	708,067.0	10,238.8	611,419.4
Other financial liabilities	29,488.8	426.4	27,887.4
Provisions	118,548.5	1,714.2	109,493.3
Other liabilities	110,287.2	1,594.8	84,149.3
Total non-current liabilities	981,301.9	14,189.8	894,207.2
Total liabilities	2,429,052.5	35,124.9	2,321,989.9
Assets and liabilities classified as held for sale [member]
Current assets:
Cash and cash equivalents			2,439.4
Short-term deposits			201.2
Trade receivables			5,245.8
Other financial assets			319.0
Inventories			958.0
Other current assets			584.6
Current income tax assets			726.4
Total current assets			10,474.5
Non-currentassets:
Investments			317.9
Other financial assets			546.9
Property, plant and equipment	11.4	0.2	4,545.3
Goodwill			5,579.1
Intangible assets	1,611.0	23.3	3,076.1
Non-current income tax assets			318.4
Deferred income taxes			211.6
Other non-currentassets			782.1
Total non-current assets	1,622.4	23.5	15,377.4
Total assets	₨ 1,622.4	$ 23.5	25,851.9
Current liabilities:
Accounts payable			3,926.4
Short-term borrowings and current portion of long-term debt			939.0
Other financial liabilities			67.0
Provisions			117.1
Other current liabilities			1,844.1
Current income tax liabilities			714.3
Total current liabilities			7,607.9
Non-currentliabilities:
Long-term debt			486.5
Other financial liabilities			13.4
Provisions			297.0
Other liabilities			2,296.9
Total non-current liabilities			3,093.9
Total liabilities			₨ 10,701.8